Document And Entity Information	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Entity File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	974-8921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ